PROPERTY, PLANT AND EQUIPMENT - Property and equipment items pledged in guarantee and reversible assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
PROPERTY, PLANT AND EQUIPMENT
Property and equipment pledged in guarantee	R$ 81,416	R$ 94,641
Estimated residual value of reversible assets	R$ 8,259,852	R$ 8,621,863